Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 16, 2018

to the Summary Prospectus and Prospectus, each dated December 29, 2017, and

Statement of Additional Information (the “SAI”), dated December 29, 2017 (as revised March 6, 2018), for the

iShares MSCI EM ESG Optimized ETF (ESGE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes are expected to take effect for the Fund on or around May 23, 2018:

	Current	New
Underlying Index	MSCI Emerging Markets ESG Focus Index	MSCI Emerging Markets Extended ESG Focus Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Emerging Markets Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to reflect the equity performance of companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by the Index Provider), while exhibiting risk and return characteristics similar to those of the MSCI Market Cap Weighted Index (the “Parent Index”). The Index Provider begins with the Parent Index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk, and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of March 6, 2018, the Underlying Index consisted of securities from the following 21 countries: Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Malaysia, Mexico, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index may include large- and mid-capitalization companies. As March 6, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and information technology sectors. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors and countries, are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EM ESG Optimized ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 16, 2018

to the Summary Prospectus and Prospectus, each dated December 29, 2017, and

Statement of Additional Information (the “SAI”), dated December 29, 2017 (as revised March 6, 2018), for the

iShares MSCI EM ESG Optimized ETF (ESGE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes are expected to take effect for the Fund on or around May 23, 2018:

	Current	New
Underlying Index	MSCI Emerging Markets ESG Focus Index	MSCI Emerging Markets Extended ESG Focus Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Emerging Markets Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to reflect the equity performance of companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by the Index Provider), while exhibiting risk and return characteristics similar to those of the MSCI Market Cap Weighted Index (the “Parent Index”). The Index Provider begins with the Parent Index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk, and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of March 6, 2018, the Underlying Index consisted of securities from the following 21 countries: Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Malaysia, Mexico, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index may include large- and mid-capitalization companies. As March 6, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and information technology sectors. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors and countries, are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.